Shareholder Report	4 Months Ended	6 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		WEBs ETF Trust
Entity Central Index Key		0001580843
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000255375
Shareholder Report [Line Items]
Fund Name	WEBs Defined Volatility QQQ ETF
Trading Symbol	DVQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from December 17, 2024 (Commencement of Operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvqq/
Expenses [Text Block]

What were the Fund's cost for the period?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investmentFootnote Reference*	Cost paid as a % of a $10,000 investmentFootnote Reference**
WEBs Defined Volatility QQQ ETF	$28	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
AssetsNet	$ 1,631,419	$ 1,631,419
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 7,046
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,631,419
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$7,046

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	41.8%
Time deposits	77.5%
Total Return Swaps	0.2%
Other Assets less Liabilities	(19.5)%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.68% 05/01/2025	43.2%
Invesco QQQ Trust Series 1	41.8%
Skandinaviska Enskilda Banken AB, Stockholm 3.68% 05/01/2025	34.3%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 01/20/2026	0.2%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with Accountants during the period.
C000255373
Shareholder Report [Line Items]
Fund Name	WEBs Defined Volatility SPY ETF
Trading Symbol	DVSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from December 17, 2024 (Commencement of Operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvsp/
Expenses [Text Block]

What were the Fund's cost for the period?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investmentFootnote Reference*	Cost paid as a % of a $10,000 investmentFootnote Reference**
WEBs Defined Volatility SPY ETF	$29	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from date of commencement of operations through April 30, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
AssetsNet	$ 1,664,910	$ 1,664,910
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 6,958
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,664,910
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$6,958

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Exchange-Traded Funds	39.6%
Time deposits	78.3%
Total Return Swaps	0.6%
Other Assets less Liabilities	(18.5)%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Skandinaviska Enskilda Banken AB, Stockholm 3.68% 05/01/2025	56.4%
SPDR S&P 500 ETF Trust	39.6%
JPMorgan Chase, New York 3.68% 05/01/2025	21.9%
Total Return Swap SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 01/20/2026	0.6%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with Accountants during the period.